SCHEDULE OF ANALYSIS ABOUT COMPANY'S REVENUE AND OTHER INCOME (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenues	¥ 324,043	¥ 216,270	¥ 182,989
Sale of goods (Note 29)	37,696	144,743	182,989
Interest income	10	10	23
Foreign exchange gain	73
Consulting income			7,249
Other income	2,883	22	128
Other income (Note 29)	14,244	9,388	14,531
Total other income	17,210	9,420	21,931
Business management and consulting
Revenue
Total revenues	12,662	13,026
Business Management And Consulting Live Streaming ecommerce [Member]
Revenue
Livestreaming ecommerce	¥ 273,685	¥ 58,501